GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Class A, Class C, Institutional, Class IR and Class R Shares (as applicable) of the

Goldman Sachs Dynamic Emerging Markets Debt Fund

Goldman Sachs Local Emerging Markets Debt Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 21, 2017 to the

Prospectus, Summary Prospectuses, and Statement of Additional Information (the “SAI”), each dated July 29, 2016, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of Goldman Sachs Trust has approved a change to each Fund’s non-fundamental policy to invest at least 80% of its net assets in particular investments (“80% Policy”). The change in each Fund’s 80% Policy will be effective at the close of business on June 20, 2017.

Each Fund’s current 80% Policy generally requires the Fund to invest in (i) sovereign and corporate debt securities of issuers in emerging market countries and other instruments with similar economic exposures, and/or (ii) currencies of such emerging market countries. The current 80% Policy of the Goldman Sachs Local Emerging Markets Debt Fund also requires that the securities be denominated in the local currency of emerging market countries. Effective June 20, 2017, each Fund’s 80% Policy will be revised to remove investments in currencies of emerging market countries. Each Fund’s investment objective, other investment policies and strategies, fees and expenses, and portfolio management team will otherwise remain the same.

Accordingly, effective at the close of business on June 20, 2017, the Funds’ Prospectus, Summary Prospectuses and SAI are revised as follows:

The following replaces in its entirety the first paragraph under the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Strategy” section in the Funds’ Prospectus and the “Principal Strategy” section in the Goldman Sachs Dynamic Emerging Markets Debt Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities of issuers in emerging market countries and other instruments, including credit linked notes and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies.

The following replaces the first sentence of the seventh paragraph under the “Goldman Sachs Dynamic Emerging Markets Debt Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Dynamic Emerging Markets Debt Fund” sections in the Funds’ Prospectus, and the “Principal Strategy” section in the Goldman Sachs Dynamic Emerging Markets Debt Fund’s Summary Prospectus:

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank.

The following replaces in its entirety the first paragraph under the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” section in the Funds’ Prospectus and the “Principal Strategy” section in the Goldman Sachs Local Emerging Markets Debt Fund’s Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and other instruments, including credit linked notes and other investments, with similar economic exposures.

The following replaces the first sentence of the seventh paragraph under the “Goldman Sachs Local Emerging Markets Debt Fund—Summary—Principal Strategy” and the “Investment Management Approach—Principal Investment Strategies—Local Emerging Markets Debt Fund” sections in the Funds’ Prospectus, and the “Principal Strategy” section in the Goldman Sachs Local Emerging Markets Debt Fund’s Summary Prospectus:

For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, such countries include but are not limited to those considered to be developing by the World Bank.

The following replaces in its entirety the first paragraph under the “Investment Management Approach—Principal Investment Strategies—Dynamic Emerging Markets Debt Fund” section in the Funds’ Prospectus:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries and other instruments, including credit linked notes and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies.

The following replaces in its entirety the first paragraph under the “Investment Management Approach—Principal Investment Strategies—Local Emerging Markets Debt Fund” section in the Funds’ Prospectus:

The Fund invests, under normal circumstances, at least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and other instruments, including credit linked notes and other investments, with similar economic exposures.

The following replaces in its entirety the sub-section “Other” under the “Investment Management Approach—Principal Investment Strategies—Local Emerging Markets Debt Fund” section in the Funds’ Prospectus:

Other. The Fund may invest in the aggregate up to 20% of its Net Assets in investments other than emerging country fixed income securities and other instruments with similar economic exposures, including (without limitation) equity securities and fixed income securities, such as government, corporate and bank debt obligations, of developed country issuers.

The following replaces in its entirety the second paragraph under the “Investment Objectives and Policies—Emerging Markets Debt Fund and Local Emerging Markets Debt Fund” section in the Funds’ SAI:

The Local Emerging Markets Debt Fund invests, under normal circumstances, at least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries, denominated in the local currency of such emerging market countries, and other instruments, including credit linked notes and other investments, with similar economic exposures.

The following replaces in its entirety the first paragraph under the “Investment Objectives and Policies—Dynamic Emerging Markets Debt Fund” section in the Funds’ SAI:

The Dynamic Emerging Markets Debt Fund seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its Net Assets in sovereign and corporate debt securities of issuers in emerging market countries and other instruments, including credit linked notes and other investments, with similar economic exposures. Such securities and instruments may be denominated in U.S. Dollars or in non-U.S. currencies. For purposes of the Fund’s policy to invest at least 80% of its Net Assets in securities and instruments of “emerging market country” issuers, emerging market countries include but are not limited to those considered to be developing by the World Bank. Generally, the Investment Adviser has broad discretion to identify other countries that it considers to qualify as emerging market countries. The majority of these countries are likely to be located in Africa, Asia, the Middle East, Eastern and Central Europe and Central and South America. Sovereign debt consists of debt securities issued by governments or any of their agencies, political subdivisions or instrumentalities, denominated in the local currency. Sovereign debt may also include nominal and real inflation-linked securities. In determining whether an issuer of corporate debt is in an emerging market country, the Investment Adviser will ordinarily do so by identifying the issuer’s “country of risk.” The issuer’s “country of risk” is determined based on a number of criteria, including its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency. Although the Investment Adviser will generally rely on an issuer’s country of risk as determined by Bloomberg, it is not required to do so.

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In addition, Goldman Sachs Asset Management, L.P. is expected to be subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its service as investment adviser to the Goldman Sachs Local Emerging Markets Debt Fund.

Accordingly, effective at the close of business on June 20, 2017, the Funds’ Prospectus and SAI are revised as follows:

The following replaces the first sentence of the legend on the front cover page of the Funds’ Prospectus:

THE SECURITIES AND EXCHANGE COMMISSION AND COMMODITY FUTURES TRADING COMMISSION HAVE NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The “Appendix A—Additional Information on Portfolio Risks, Securities and Techniques—Portfolio Securities and Techniques” section of the Funds’ Prospectus is amended by inserting the following as the new third paragraph of the section:

The Investment Adviser is subject to registration and regulation as a “commodity pool operator” under the Commodity Exchange Act with respect to its service as investment adviser to the Local Emerging Markets Debt Fund.

The following replaces in its entirety the fourth paragraph under the “Investment Objectives and Policies” section in the Funds’ SAI:

The Trust, on behalf of the Short Duration Tax-Free Fund, Dynamic Municipal Income Fund, High Yield Municipal Fund, High Yield Fund, High Yield Floating Rate Fund, Emerging Markets Debt Fund, Inflation Protected Securities Fund, Dynamic Emerging Markets Debt Fund and Long Short Credit Strategies Fund, has filed a notice of eligibility claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and therefore is not subject to registration or regulation as a CPO under the CEA. The Investment Adviser is subject to registration and regulation as a CPO under the CEA with respect to its service as investment adviser to the Bond Fund, Strategic Income Fund, Local Emerging Markets Debt Fund and Fixed Income Macro Strategies Fund and the Subsidiary. The Investment Adviser is exempt from certain Commodity Futures Trading Commission (“CFTC”) recordkeeping, reporting and disclosure requirements under CFTC Rule 4.7 with respect to the Subsidiary. In addition, the Investment Adviser has claimed temporary relief from registration as a CPO under the CEA for the Enhanced Income Fund, High Quality Floating Rate Fund, Short Duration Government Fund, Government Income Fund, U.S. Mortgages Fund, Core Fixed Income Fund, Short Duration Income Fund, Investment

Grade Credit Fund and Global Income Fund and therefore is not subject to registration or regulation as a CPO under the CEA.

This Supplement should be retained with the Prospectus, Summary Prospectuses and SAI for future reference.

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SSFIFUNDPOLICY 04-17